U.S. SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                        FORM 24F-2
             Annual Notice of Securities Sold
                  Pursuant to Rule 24f-2


1. Name and address of issuer:

   Franklin Government Securities Trust
   777 Mariners Island Blvd., P.O. Box 7777, San Mateo, CA
   94403-7777


2. Name of each series or class of funds for which this notice is filed:

   Franklin Government Securities Trust


3. Investment Company Act File Number: 811-5709

   Securities Act File Number: 33-26051


4. Last day of fiscal year for which this notice is filed:
   12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
24f-2 declaration:
                                                         [ ]


6. Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable (see Instruction A.6): Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities
   Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: -0-


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: -0-


9. Number and aggregate sale price of securities sold during the fiscal year:

   -0-


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    -0-


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):
   Not applicable


12. Calculation of registration fee:

   (i)  Aggregate sale price of securities
       sold during the fiscal year in
       reliance on rule 24f-2 (from Item     $ -0-
       10):

   (ii) Aggregate price of shares issued
       in connection with dividend
       reinvestment plans (from Item 11,
       if applicable):                       + n/a

   (iii)Aggregate price of shares redeemed
       or repurchased during the fiscal
       year (if applicable):                 - -0-

   (iv) Aggregate price of shares redeemed
       or repurchased and previously
       applied as a reduction to filing
       fees pursuant to rule 24e-2 (if
       applicable):                          + n/a

   (v)  Net aggregate price of securities
       sold and issued during the fiscal
       year in reliance on rule 24f-2
       [line (i), plus line (ii), less
       line (iii), plus line (iv)] (if
       applicable):                            -0-

  (vi) Multiplier prescribed by Section
        6(b) of the
       Securities Act of 1933 or other
       applicable law or regulation (see
       Instruction C.6):                x.00034483

   (vii)Fee due [line (i) or line (v)
       multiplied by line (vii)]:            $ -0-

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
    3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).
                                                       [ ]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:




                         SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


    By (Signature and Title)/s/ Larry L. Greene
                            Larry L. Greene
                            Assistant Secretary
    Date 2/27/96